INCOME TAX AND CONTRIBUTION - Additional information (Details)	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Aliquot base rate	34.00%
Applicable tax rate, corporate income tax IRPJ	25.00%
Applicable tax rate, social contribution tax CSLL	9.00%
Tax loss carry forwards up to annual taxable income	30.00%